Quarterly Holdings Report
for
Fidelity® Momentum Factor ETF
October 31, 2025
T21-NPRT1-1225
1.9880055.109
Common Stocks - 99.9%
	Shares	Value ($)
UNITED KINGDOM - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
Anglogold Ashanti Plc	16,616	1,129,888
UNITED STATES - 99.7%
Communication Services - 9.7%
Diversified Telecommunication Services - 0.4%
AT&T Inc	112,410	2,782,147
Entertainment - 1.6%
Netflix Inc (b)	4,970	5,560,735
ROBLOX Corp Class A (b)	14,424	1,640,297
Take-Two Interactive Software Inc (b)	7,352	1,884,832
		9,085,864
Interactive Media & Services - 7.7%
Alphabet Inc Class A	102,172	28,729,745
Meta Platforms Inc Class A	21,334	13,831,899
Reddit Inc Class A (b)	9,060	1,893,087
		44,454,731
TOTAL COMMUNICATION SERVICES		56,322,742

Consumer Discretionary - 10.2%
Automobiles - 2.5%
Tesla Inc (b)	31,939	14,582,070
Broadline Retail - 4.0%
Amazon.com Inc (b)	94,201	23,005,768
Hotels, Restaurants & Leisure - 2.1%
Booking Holdings Inc	663	3,366,542
Brinker International Inc (b)	13,249	1,439,636
Darden Restaurants Inc	11,099	1,999,485
DoorDash Inc Class A (b)	11,195	2,847,672
Royal Caribbean Cruises Ltd	8,631	2,475,630
		12,128,965
Specialty Retail - 1.2%
AutoZone Inc (b)	688	2,528,008
Carvana Co Class A (b)	6,314	1,935,493
O'Reilly Automotive Inc (b)	28,331	2,675,580
		7,139,081
Textiles, Apparel & Luxury Goods - 0.4%
Tapestry Inc	20,619	2,264,378
TOTAL CONSUMER DISCRETIONARY		59,120,262

Consumer Staples - 4.5%
Beverages - 0.8%
Coca-Cola Co/The	48,955	3,373,000
Monster Beverage Corp (b)	22,398	1,496,858
		4,869,858
Consumer Staples Distribution & Retail - 2.2%
Casey's General Stores Inc	2,150	1,103,359
Costco Wholesale Corp	5,021	4,576,390
Kroger Co/The	18,986	1,208,079
Sprouts Farmers Market Inc (b)	7,107	561,169
Walmart Inc	48,739	4,931,412
		12,380,409
Household Products - 0.7%
Procter & Gamble Co/The	27,494	4,134,273
Tobacco - 0.8%
Altria Group Inc	30,469	1,717,842
Philip Morris International Inc	19,836	2,862,930
		4,580,772
TOTAL CONSUMER STAPLES		25,965,312

Energy - 2.8%
Oil, Gas & Consumable Fuels - 2.8%
Cheniere Energy Inc	6,209	1,316,308
Chevron Corp	23,895	3,768,719
EQT Corp	23,850	1,277,883
Expand Energy Corp	11,414	1,179,180
Exxon Mobil Corp	47,901	5,477,959
Kinder Morgan Inc	52,811	1,383,120
Williams Cos Inc/The	27,578	1,595,939
		15,999,108
Financials - 13.6%
Banks - 2.7%
JPMorgan Chase & Co	33,323	10,367,452
Wells Fargo & Co	59,435	5,169,062
		15,536,514
Capital Markets - 4.7%
Bank of New York Mellon Corp/The	30,294	3,269,631
Charles Schwab Corp/The	40,190	3,798,759
CME Group Inc Class A	11,945	3,171,278
Goldman Sachs Group Inc/The	6,118	4,829,367
Interactive Brokers Group Inc Class A	40,804	2,870,969
Morgan Stanley	28,143	4,615,452
Robinhood Markets Inc Class A (b)	29,907	4,389,749
		26,945,205
Consumer Finance - 1.2%
Capital One Financial Corp	17,032	3,746,870
SoFi Technologies Inc Class A (b)	117,027	3,473,361
		7,220,231
Financial Services - 5.0%
Affirm Holdings Inc Class A (b)	37,570	2,700,532
Berkshire Hathaway Inc Class B (b)	21,722	10,373,124
Mastercard Inc Class A	11,611	6,409,156
Toast Inc Class A (b)	53,442	1,931,393
Visa Inc Class A	22,488	7,662,561
		29,076,766
TOTAL FINANCIALS		78,778,716

Health Care - 8.6%
Biotechnology - 1.7%
Exelixis Inc (b)	109,956	4,251,999
Gilead Sciences Inc	45,933	5,502,314
		9,754,313
Health Care Equipment & Supplies - 2.9%
Abbott Laboratories	46,602	5,760,939
Boston Scientific Corp (b)	50,502	5,086,561
Intuitive Surgical Inc (b)	11,338	6,057,667
		16,905,167
Health Care Providers & Services - 3.2%
Cardinal Health Inc	27,243	5,197,147
Cencora Inc	15,172	5,125,253
Hims & Hers Health Inc Class A (b)(c)	60,599	2,754,831
McKesson Corp	6,746	5,473,300
		18,550,531
Health Care Technology - 0.8%
Doximity Inc Class A (b)	67,478	4,453,548
TOTAL HEALTH CARE		49,663,559

Industrials - 9.7%
Aerospace & Defense - 3.7%
Axon Enterprise Inc (b)	3,171	2,321,901
Carpenter Technology Corp	2,813	888,627
GE Aerospace	16,633	5,138,765
Howmet Aerospace Inc	14,171	2,918,517
Kratos Defense & Security Solutions Inc (b)	33,711	3,054,217
Rocket Lab Corp (c)	44,467	2,800,532
RTX Corp	24,096	4,301,136
		21,423,695
Building Products - 0.5%
Johnson Controls International plc	23,964	2,741,242
Commercial Services & Supplies - 0.8%
Republic Services Inc	10,034	2,089,480
Waste Management Inc	11,567	2,310,740
		4,400,220
Electrical Equipment - 1.1%
GE Vernova Inc	5,338	3,123,477
Vertiv Holdings Co Class A	16,433	3,169,269
		6,292,746
Ground Transportation - 0.7%
Uber Technologies Inc (b)	40,478	3,906,127
Industrial Conglomerates - 0.5%
Honeywell International Inc	14,322	2,883,448
Machinery - 1.3%
Caterpillar Inc	8,576	4,950,582
Deere & Co	5,889	2,718,539
		7,669,121
Passenger Airlines - 0.3%
United Airlines Holdings Inc (b)	24,363	2,291,096
Professional Services - 0.8%
Automatic Data Processing Inc	9,782	2,546,255
Paychex Inc	16,000	1,872,480
		4,418,735
TOTAL INDUSTRIALS		56,026,430

Information Technology - 34.6%
Communications Equipment - 1.5%
Cisco Systems Inc	115,629	8,453,636
IT Services - 4.1%
Cloudflare Inc Class A (b)	28,909	7,322,650
IBM Corporation	29,824	9,168,196
Snowflake Inc (b)	27,271	7,496,252
		23,987,098
Semiconductors & Semiconductor Equipment - 14.3%
Broadcom Inc	61,027	22,557,410
Credo Technology Group Holding Ltd (b)	49,902	9,362,613
NVIDIA Corp	251,292	50,884,117
		82,804,140
Software - 14.7%
AppLovin Corp Class A (b)	15,876	10,118,251
Crowdstrike Holdings Inc Class A (b)	14,179	7,699,339
InterDigital Inc (c)	21,228	7,683,687
Microsoft Corp	77,460	40,109,563
Palantir Technologies Inc Class A (b)	53,488	10,722,739
Rubrik Inc Class A (b)	58,193	4,380,187
Strategy Inc Class A (b)	15,788	4,255,024
		84,968,790
TOTAL INFORMATION TECHNOLOGY		200,213,664

Materials - 1.8%
Chemicals - 1.0%
Corteva Inc	14,347	881,480
Ecolab Inc	4,536	1,163,030
Linde PLC	5,543	2,318,637
Sherwin-Williams Co/The	3,870	1,334,918
Solstice Advanced Materials Inc	3,580	161,350
		5,859,415
Construction Materials - 0.3%
CRH PLC	12,288	1,463,500
Metals & Mining - 0.5%
MP Materials Corp (b)(c)	10,790	680,741
Newmont Corp	19,566	1,584,259
Royal Gold Inc	4,488	784,458
		3,049,458
TOTAL MATERIALS		10,372,373

Real Estate - 2.0%
Health Care REITs - 0.6%
American Healthcare REIT Inc	18,061	818,524
Ventas Inc	13,647	1,007,012
Welltower Inc	9,515	1,722,596
		3,548,132
Office REITs - 0.1%
Vornado Realty Trust	18,232	691,722
Real Estate Management & Development - 0.4%
CBRE Group Inc Class A (b)	6,781	1,033,628
CoStar Group Inc (b)	10,569	727,253
Zillow Group Inc Class C (b)	9,989	748,975
		2,509,856
Retail REITs - 0.2%
Simon Property Group Inc	6,700	1,177,592
Specialized REITs - 0.7%
American Tower Corp	7,322	1,310,492
Digital Realty Trust Inc	6,506	1,108,687
Equinix Inc	1,706	1,443,293
		3,862,472
TOTAL REAL ESTATE		11,789,774

Utilities - 2.2%
Electric Utilities - 0.9%
Constellation Energy Corp	5,935	2,237,495
Entergy Corp	15,948	1,532,443
NRG Energy Inc	8,210	1,410,971
		5,180,909
Gas Utilities - 0.3%
National Fuel Gas Co	13,225	1,043,584
UGI Corp	31,700	1,059,731
		2,103,315
Independent Power and Renewable Electricity Producers - 0.5%
Talen Energy Corp (b)	3,263	1,304,482
Vistra Corp	8,238	1,551,216
		2,855,698
Multi-Utilities - 0.5%
CenterPoint Energy Inc	33,641	1,286,432
WEC Energy Group Inc	12,763	1,426,010
		2,712,442
TOTAL UTILITIES		12,852,364

TOTAL UNITED STATES		577,104,304
TOTAL COMMON STOCKS (Cost $475,757,369)		578,234,192

U.S. Treasury Obligations - 0.0%
	Yield (%) (e)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 11/13/2025 (f) (Cost $31,956)	4.15	32,000	31,966

Money Market Funds - 1.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	4.18	385,128	385,205
Fidelity Securities Lending Cash Central Fund (g)(h)	4.18	8,486,016	8,486,865
TOTAL MONEY MARKET FUNDS (Cost $8,872,070)			8,872,070

TOTAL INVESTMENT IN SECURITIES - 101.4% (Cost $484,661,395)	587,138,228
NET OTHER ASSETS (LIABILITIES) - (1.4)% (d)	(8,322,109)
NET ASSETS - 100.0%	578,816,119

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-Mini S&P 500 Index Contracts (United States)	15	12/19/2025	515,550	16,485	16,485

The notional amount of futures purchased as a percentage of Net Assets is 0.1%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Security or a portion of the security is on loan at period end.
(d)	Includes $44,548 of cash collateral to cover margin requirements for futures contracts.
(e)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $31,966.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $2,199,701.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	435,697	1,477,118	1,527,610	6,063	-	-	385,205	385,128	0.0%
Fidelity Securities Lending Cash Central Fund	7,911,625	23,644,107	23,068,867	2,180	-	-	8,486,865	8,486,016	0.0%
Total	8,347,322	25,121,225	24,596,477	8,243	-	-	8,872,070

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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